                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/2012

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Hugh Johnson Advisors LLC
Address:  80 State Street
          Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dianne McKnight
Title:    Chief Compliance Officer
Phone:    518-641-6858

Signature, Place, and Date of Signing:

     Dianne McKnight                Albany NY                08/09/2012
--------------------------  -------------------------  -------------------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-11456                 --------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          64

Form 13F Information Table Value Total:     178,540
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number   Name
    ---   --------------------   ----
    01    28 -

    02    28 -

    03    28 -

FORM 13F
 30-Jun-12

QUANTITY    CUSIP   ISSUER                                     SYMBOL  PRICE      MARKET VALUE    CLASS  DISCRETION VOTING AUTHORITY
 53125.72 002824100 Abbott Laboratories                        ABT    $  64.47 $     3,425,000.00 Common Sole       Partial
    58255 025816109 American Express Co                        APX    $  58.21 $     3,391,000.00 Common Sole       Partial
    25987 037411105 Apache Corp                                APA    $  87.89 $     2,284,000.00 Common Sole       Partial
      660 037833100 Apple Inc                                  AAPL   $ 583.33 $       385,000.00 Common Sole       Partial
 50390.68 00206r102 AT&T Inc                                   T      $  35.66 $     1,797,000.00 Common Sole       Partial
    38555 067383109 Bard C R Inc                               BCR    $ 107.43 $     4,142,000.00 Common Sole       Partial
 47181.88 071813109 Baxter Intl Inc                            BAX    $  53.16 $     2,508,000.00 Common Sole       Partial
    95070 171340102 Church & Dwight Inc                        CHD    $  55.47 $     5,274,000.00 Common Sole       Partial
    53920 189754104 Coach Inc                                  COH    $  58.48 $     3,153,000.00 Common Sole       Partial
 53276.43 194162103 Colgate Palmolive Co                       CL     $ 104.10 $     5,546,000.00 Common Sole       Partial
    42726 20825c104 ConocoPhillips                             COP    $  55.89 $     2,388,000.00 Common Sole       Partial
    59027 25490a101 DirecTV Cl A                               DTV    $  48.83 $     2,882,000.00 Common Sole       Partial
    90911 254687106 Disney Walt Co Disney                      DIS    $  48.50 $     4,409,000.00 Common Sole       Partial
    36985 g3157s106 Ensco PLC Class A                          ESV    $  46.96 $     1,737,000.00 Common Sole       Partial
 31402.35 30231g102 Exxon Mobil Corp                           XOM    $  85.57 $     2,687,000.00 Common Sole       Partial
 222738.2 316773100 Fifth Third Bancorp                        FITB   $  13.40 $     2,985,000.00 Common Sole       Partial
    26242 354613101 Franklin Resources Inc                     BEN    $ 111.01 $     2,913,000.00 Common Sole       Partial
136699.61 369604103 General Electric Co                        GE     $  20.84 $     2,849,000.00 Common Sole       Partial
    39135 413875105 Harris Corp                                HRS    $  41.86 $     1,638,000.00 Common Sole       Partial
    71650 418056107 Hasbro Inc                                 HAS    $  33.87 $     2,427,000.00 Common Sole       Partial
  7711.07 458140100 Intel Corp                                 INTC   $  26.59 $       205,000.00 Common Sole       Partial
 28446.98 459200101 International Business Machine             IBM    $ 195.59 $     5,564,000.00 Common Sole       Partial
     3466 478160104 Johnson & Johnson                          JNJ    $  67.51 $       234,000.00 Common Sole       Partial
 93186.58 46625h100 JPMorgan Chase & Co                        JPM    $  35.73 $     3,330,000.00 Common Sole       Partial
   180315 68389x105 Oracle Corp                                ORCL   $  29.70 $     5,355,000.00 Common Sole       Partial
    41160 790849103 St Jude Med Inc                            STJ    $  39.92 $     1,643,000.00 Common Sole       Partial
123732.97 882508104 Texas Instruments Inc                      TXN    $  28.69 $     3,550,000.00 Common Sole       Partial
    70297 898349105 Trustco Bank Corp NY                              $   5.46 $       384,000.00 Common Sole       Partial
    27570 907818108 Union Pacific Corp                         UNP    $ 119.30 $     3,289,000.00 Common Sole       Partial
 33471.35 913017109 United Technologies Corp                   UTX    $  75.53 $     2,528,000.00 Common Sole       Partial
 46769.54 92343v104 Verizon Communications Inc                 VZ     $  44.43 $     2,078,000.00 Common Sole       Partial
    31945 03524a108 Anheuser-Busch InBev SA NV Sp              BUD    $  79.64 $     2,544,000.00 Common Sole       Partial
    16225 464287713 iShares Tr DJ US Telecom                   IYZ    $  22.50 $       365,000.00 Common Sole       Partial
    32925 464287721 iShares Tr Index DJ US Tech Se             IYW    $  71.22 $     2,345,000.00 Common Sole       Partial
 12322.18 464287689 iShares Tr Russell 3000                    IWV    $  80.42 $       991,000.00 Common Sole       Partial
     7217 464287309 iShares Tr S&P 500 Growth                  IVW    $  73.58 $       531,000.00 Common Sole       Partial
     5458 464287408 iShares Tr S&P 500 Value                   IVE    $  62.29 $       340,000.00 Common Sole       Partial
 38383.37 464287804 iShares Tr S&P Small Cap 600               IJR    $  73.26 $     2,812,000.00 Common Sole       Partial
 36612.67 81369y209 Select Sector SPDR Healthcare              XLV    $  37.99 $     1,391,000.00 Common Sole       Partial
    30175 81369y407 Select Sector SPDR Tr SBI Cons             XLY    $  43.78 $     1,321,000.00 Common Sole       Partial
    37380 81369y308 Select Sector SPDR Tr SBI Cons             XLP    $  34.78 $     1,300,000.00 Common Sole       Partial
    19830 81369y506 Select Sector SPDR Tr SBI Ener             XLE    $  66.36 $     1,316,000.00 Common Sole       Partial
   121370 81369y605 Select Sector SPDR Tr SBI Fina             XLF    $  14.63 $     1,776,000.00 Common Sole       Partial
    34660 81369y704 Select Sector SPDR Tr SBI Indu             XLI    $  35.66 $     1,236,000.00 Common Sole       Partial
    72770 81369y100 Select Sector SPDR Tr SBI Mate             XLB    $  35.29 $     2,568,000.00 Common Sole       Partial
   135100 81369y886 Select Sector SPDR Tr SBI Util             XLU    $  36.99 $     4,997,000.00 Common Sole       Partial
 55286.09 78462f103 SPDR S&P 500 Index ETF                     SPY    $ 136.11 $     7,525,000.00 Common Sole       Partial
 33011.37 78467y107 SPDR S&P Mid Cap 400 ETF Tr                MDY    $ 171.30 $     5,655,000.00 Common Sole       Partial
     6735 78464a763 SPDR Series Trust S&P Div ETF              SDY    $  55.68 $       375,000.00 Common Sole       Partial
    51018 922042858 Vanguard Emerg Mkt ETF                     VWO    $  39.93 $     2,037,000.00 Common Sole       Partial
   135308 922908769 Vanguard Index Funds Stock Mkt             VTI    $  69.70 $     9,431,000.00 Common Sole       Partial
     6698 922042775 Vanguard Intl Equity Index Fun             VEU    $  40.91 $       274,000.00 Common Sole       Partial
     4468 921932885 Vanguard Mid Cap 400 Index                 IVOO   $  63.12 $       282,000.00 Common Sole       Partial
    50304 922908413 Vanguard S&P 500 ETF Sh                    VOO    $  62.28 $     3,133,000.00 Common Sole       Partial
    82128 921943858 Vanguard Tax-Managed Fund Euro             VEA    $  31.57 $     2,593,000.00 Common Sole       Partial
     6820 921910816 Vanguard World Fund Mega Growt             MGK    $  53.23 $       363,000.00 Common Sole       Partial
   150000 46429b366 iShares Barclays CMBS                      CMBS   $  50.70 $     7,605,000.00 Common Sole       Partial
     2702 464287457 iShares Tr Barclays 1-3 Yr                 SHY    $  84.38 $       228,000.00 Common Sole       Partial
 42763.02 464288638 iShares Tr Barclays Interm Cre             CIU    $ 109.32 $     4,675,000.00 Common Sole       Partial
 77593.35 464288612 iShares Tr Barclays Interm Gov             GVI    $ 112.12 $     8,700,000.00 Common Sole       Partial
 50605.43 464287226 iShares Tr Barclays US Aggreg              AGG    $ 111.29 $     5,632,000.00 Common Sole       Partial
    69643 921937835 Vanguard Bond Index Fund Inc T             BND    $  84.37 $     5,876,000.00 Common Sole       Partial
     6510 92206c813 Vanguard Long Term Corp Bond               VCLT   $  89.25 $       581,000.00 Common Sole       Partial
     6795 92206c870 Vanguard Interim Term Corp Bond Funds Inte VCIT   $  85.21 $       579,000.00 Common Sole       Partial
                                                                               $   178,540,000.00